Derivative Financial Instruments - Adjustment Included in Other Revenues (Details 3) $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
Other revenues - other
Derivative adjustments included in other revenues - other
Net interest income	$ 9
Mark to market losses	(8)
Other revenues - other
Derivative adjustments included in other revenues - other
Total	$ 1